GENERAL (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($) $ / shares shares	Jan. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2020 ₪ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 ₪ / shares	Dec. 31, 2019 USD ($)	Jul. 31, 2019	Jun. 30, 2018 ₪ / shares	Jan. 31, 2018	Dec. 31, 2016
Loss from sale of subsidiary					$ 115
Percentage of consideration received from transaction					100.00%
Other accounts receivable and prepaid expenses								$ 2,412		$ 1,673
Accumulated deficit								78,114		78,991
Cash and cash equivalents				$ 14,949				$ 29,908		13,754
Net proceeds from underwritten public offering			$ 23,535	$ 1,500
Issue price | ₪ / shares							₪ 0.03		₪ 0.03			₪ 0.03
Ordinary Shares Underwritten Public Offering [Member]
Number of ordinary shares issued, shares | shares	4,819,052
Number of ordinary shares issued, price per share | $ / shares	$ 5.25
Net proceeds from underwritten public offering	$ 23,500
Gross proceeds from underwritten public offering	$ 25,300
CACS [Member]
Ownership percentage														80.00%
Percentage on ownership acquired						100.00%
Decrease of additional paid in capital						$ 254
Proceeds from noncontrolling interests						150,000
Loss from sale of subsidiary						$ 159
Other accounts receivable and prepaid expenses										$ 730
RADA Sensors Inc [Member]
Ownership percentage													75.00%
RADA Sensors Inc. ownership percentage of RADA Technologies LLC										100.00%
RADA Technologies LLC [Member]
Ownership percentage											25.00%
DBSI [Member]
Number of ordinary shares issued, shares | shares		545,454
Number of ordinary shares issued, price per share | $ / shares		$ 2.75
Number of ordinary shares issued		$ 15